Pay vs Performance Disclosure - USD ($)		12 Months Ended
		Apr. 30, 2025	Apr. 30, 2024
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Fiscal Year(1)	Summary Compensation Table Total for PEO(2)	Compensation Actually Paid to PEO(3)	Compensation Actually Paid to Former PEO(4)	Average Summary Compensation Table Total for Non-PEO NEOs(5)	Average Compensation Actually Paid to Non-PEO NEOs(5)	Value of Initial Fixed $100 Investment Based On Total Stockholder Return	Net Loss(6)
2025	$2,520,000	$1,620,000	$900,000	$252,920	$252,920	$0.66	$4,633,447
2024	$1,100,309	$0	$1,100,309	$391,169	$391,169	$10.96	$(15,636,418)

Named Executive Officers, Footnote [Text Block]
(1)	Information for fiscal year 2025 includes the amounts owed to Mr. Tarala as compensation during fiscal year 2025, which was subsequently paid to Mr. Tarala.

PEO, Summary Compensation Table Total		$ 2,520,000	$ 1,100,309
PEO, Compensation Actually Paid		$ 1,220,000	1,100,309
Adjustment To PEO Compensation, Footnote [Text Block]

	2025		2024
	PEO	Other Non-PEO NEOs (Average)	PEO	Other Non-PEO NEOs (Average)
Summary Compensation Table Total	$2,520,000	$252,920	$1,100,309	$391,169
Less: Grant Date Fair Value of Equity Awards Granted in Fiscal Year	(1,300,000)	-	-	-
Compensation Actually Paid	$1,220,000	$252,920	$1,100,309	$391,169

Other Non-PEO NEOs, Summary Compensation Table Total	[1]	$ 252,920	391,169
Other Non-PEO NEOs, Compensation Actually Paid	[1]	$ 252,920	391,169
Compensation Actually Paid vs. Total Shareholder Return [Text Block]		Compensation Actually Paid and Cumulative TSR. As reflected in the accompanying table, compensation actually paid to our PEOs and the average compensation actually paid to our non-PEO NEOs was not directly correlated with cumulative TSR during the periods presented. CAP for fiscal 2025 was materially affected by the completion of the Acquisition, the related transition from Mike Ballardie to Thomas Tarala, the change in the mix of executives included in the disclosure, and the timing and accounting treatment of compensation elements reflected under Item 402(v), including equity award treatment. Accordingly, year-to-year changes in CAP should not be viewed as moving in tandem with TSR.
Compensation Actually Paid vs. Net Income [Text Block]		Compensation Actually Paid and Net Income or Loss. As reflected in the accompanying table, net income or loss and CAP did not move on the same basis during the periods presented. CAP is an SEC-defined measure derived from Summary Compensation Table compensation, with required adjustments under Item 402(v), and fiscal 2025 also reflects changes in executive leadership and the mix of officers included in the disclosure. Accordingly, year-to-year changes in CAP should not be interpreted as directly tracking net income or loss.
Total Shareholder Return Amount		$ 0.66	10.96
Net Income (Loss) Attributable to Parent	[2]	$ 4,633,447	$ (15,636,418)
PEO Name		Mr. Tarala	Mr. Tarala
PEO [Member]
Pay vs Performance Disclosure [Table]
PEO, Summary Compensation Table Total	[3]	$ 2,520,000	$ 1,100,309
PEO, Compensation Actually Paid	[4]	1,620,000	0
Less: Grant Date Fair Value of Equity Awards Granted in Fiscal Year		(1,300,000)
Former Peo [Member]
Pay vs Performance Disclosure [Table]
PEO, Compensation Actually Paid	[5]	900,000	1,100,309
Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Less: Grant Date Fair Value of Equity Awards Granted in Fiscal Year

[1]	Amounts represent (i) compensation paid to our Chief Financial Officer, Mr. Guibao Ji, for fiscal year 2025 and (ii) the average of our Chief Financial Officer, Mr. Guibao Ji, and Yonah Kalfa and Judah Honickman, former officers of the Company, who resigned from their respective positions with the Company effective November 21, 2024, for the fiscal year 2024.
[2]	Amount represents our net loss as reported in our Annual Report on Form 10-K.
[3]	Amounts reported for our Chief Executive Officer, Mr. Tarala, and former Chief Executive Officer, Mike Ballardie.
[4]	Amounts reported for our Chief Executive Officer, Mr. Tarala.
[5]	Amounts reported for our former Chief Executive Officer, Mike Ballardie.